Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 217,510	$ 218,927	$ 213,315
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 13)	(12,375)	2,096	(22,568)
Depreciation and amortization	92,253	94,127	97,884
Unrealized foreign currency exchange (gain) loss (notes 10 and 13)	(22,876)	(34,079)	16,019
Equity income, net of dividends received of $97,146 (2014 - $11,005 and 2013 - $13,738)	12,975	(104,473)	(109,544)
Amortization of deferred debt issuance costs and other	(3,214)	9,148	5,551
Change in operating assets and liabilities (note 15a)	(34,187)	18,822	10,078
Expenditures for dry docking	(10,357)	(13,471)	(27,203)
Net operating cash flow	239,729	191,097	183,532
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt	391,574	944,123	719,300
Scheduled repayments of long-term debt	(126,557)	(100,804)	(86,609)
Prepayments of long-term debt	(90,000)	(608,501)	(270,000)
Debt issuance costs	(2,856)	(6,431)	(3,362)
Scheduled repayments and prepayments of capital lease obligations	(4,423)	(479,115)	(10,315)
Proceeds from equity offerings, net of offering costs (note 16)	35,374	182,139	190,520
(Increase) decrease in restricted cash	(30,321)	448,914	27,761
Cash distributions paid	(255,519)	(240,525)	(215,416)
Novation of derivative liabilities (note 12e)		2,985
Dividends paid to non-controlling interest	(1,629)	(42,716)	(373)
Net financing cash flow	(84,357)	100,069	351,506
INVESTING ACTIVITIES
Purchase of and additional capital contributions in equity accounted investments (note 15h)	(25,852)	(100,200)	(135,790)
Loan repayments from (advances to) equity accounted joint ventures	23,744	631	(16,822)
Receipts from direct financing leases	15,837	17,200	11,641
Expenditures for vessels and equipment (note 15f)	(191,969)	(188,855)	(368,163)
Increase in restricted cash	(34,290)
Other		216
Net investing cash flow	(212,530)	(271,008)	(509,134)
(Decrease) increase in cash and cash equivalents	(57,158)	20,158	25,904
Cash and cash equivalents, beginning of the year	159,639	139,481	113,577
Cash and cash equivalents, end of the year	$ 102,481	$ 159,639	$ 139,481